DESCRIPTION OF BUSINESS (Details) (Comstar-UTS)	Sep. 30, 2010	Dec. 31, 2009	Oct. 31, 2009
Comstar-UTS
Business acquisitions
Percentage of ownership interest acquired	9.00%	61.97%	50.91%